Note 6 Expected loss variation as of June (Details)	Jun. 30, 2023 [1]
Bbva group [Member] | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	2.38%
GDP over100 bp	(2.06%)
Bbva group [Member] | Retail [Member]
Basic point [Line Items]
GDP -100 bp	1.65%
GDP over100 bp	(1.47%)
Bbva group [Member] | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.66%
GDP over100 bp	(0.51%)
Bbva group [Member] | Debt securities [Member]
Basic point [Line Items]
GDP -100 bp	0.05%
GDP over100 bp	(0.05%)
SPAIN | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	1.18%
GDP over100 bp	(0.92%)
SPAIN | Retail [Member]
Basic point [Line Items]
GDP -100 bp	0.60%
GDP over100 bp	(0.49%)
Housing price -100 bp	0.26%
Housing price over100 bp	(0.25%)
SPAIN | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.56%
GDP over100 bp	(0.41%)
Housing price -100 bp	0.01%
Housing price over100 bp	(0.01%)
MEXICO | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	0.79%
GDP over100 bp	(0.75%)
MEXICO | Retail [Member]
Basic point [Line Items]
GDP -100 bp	0.74%
GDP over100 bp	(0.70%)
Housing price -100 bp	0.03%
Housing price over100 bp	(0.03%)
MEXICO | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.03%
GDP over100 bp	(0.03%)
TURKEY | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	0.23%
GDP over100 bp	(0.20%)
TURKEY | Retail [Member]
Basic point [Line Items]
GDP -100 bp	0.15%
GDP over100 bp	(0.12%)
TURKEY | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.07%
GDP over100 bp	(0.07%)

[1]	(1) Last available data as of May 31, 2023.